LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED MARCH 1, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

DATED MARCH 31, 2021 OF

FRANKLIN U.S. LARGE CAP EQUITY FUND (the “Fund”)

I.

Effective March 1, 2022, Jacqueline Kenney (formerly known as Jacqueline Hurley) will cease to be a member of the portfolio management team for the Fund, but will continue as a portfolio manager for Franklin Templeton Investment Solutions on a number of multi-asset strategy portfolios domiciled in the United States and Europe. Accordingly, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

a)	In the section entitled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus reference to Jacqueline Hurley is deleted in its entirety and replaced with the following:

Christopher W. Floyd, CFA	Portfolio Manager	March 2022

b)	In the section entitled “More on fund management – Portfolio managers” in the Fund’s Prospectus reference to Jacqueline Hurley is deleted in its entirety and replaced with the following:

Christopher W. Floyd, CFA	Vice President, Portfolio Manager for Franklin Templeton Investment Solutions (“FTIS”). Mr. Floyd was formerly a member of the Equity Portfolio Manager group at QS Investors, a quantitative multi-asset and equity manager. QS Investors combined with Franklin Templeton Multi-Asset Solutions in October 2020 to create FTIS. Previously, Mr. Floyd served as a developed markets senior portfolio manager at Batterymarch Financial Management, Inc. (“Batterymarch”), which merged with QS Investors in 2014. Prior to joining Batterymarch, he held positions at Cigna Investment Management, Urban & Associates, Inc. and Bay State Federal Savings Bank. He holds a B.A. in Economics from Dartmouth College and an M.B.A. in Management from Cornell University.	March 2022

II.	Effective March 1, 2022, the following changes are made to the Fund’s SAI:

a)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI, reference to Jacqueline Hurley is deleted in its entirety and replaced with the following:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Christopher W. Floyd, CFA*	Registered Investment Companies	8	1.90	None	None
	Other Pooled Investment Vehicles	5	0.61	None	None
	Other Accounts	6	0.09	None	None

*	The information is as of December 31, 2021 and does not reflect additional accounts (including the Fund) for which Mr. Floyd will join the portfolio management team on March 1, 2022.

b)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI, reference to Jacqueline Hurley is deleted in its entirety and replaced with the following:

Christopher W. Floyd, CFA	None*

*	The information is as of February 7, 2022.

Please retain this supplement for future reference.

FTXX778763

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